Use Of Judgements And Estimates - Additional Information (Detail) € / shares in Units, $ / shares in Units, $ in Thousands					3 Months Ended	12 Months Ended
	Aug. 30, 2022 EUR (€)	Jul. 29, 2022 EUR (€)	Jul. 27, 2022 EUR (€)	Sep. 16, 2021 $ / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($) $ / shares	Oct. 01, 2022 USD ($)	Aug. 30, 2022 shares $ / shares	Aug. 30, 2022 shares € / shares	Oct. 01, 2021 EUR (€)	Oct. 01, 2021 USD ($)	Apr. 30, 2021 EUR (€)
Disclosure Of Use Of Estimates And Judgements [Line Items]
Impairment of goodwill						€ 0	€ 0	€ 0
Debt instrument face value					€ 51,347	133,627	51,347
Par value per share | $ / shares									$ 5.32
Adjustment to additional paid in capital incremental costs						17,397,000
Non incremental costs attributable to share issue recognized in expenses						€ 8,046,000
Percentage of voting equity interests acquired						100.00%			100.00%
Gains (losses) on change in fair value of derivatives						€ 80,748,000	(68,953,000)
Electromaps, S.L [Member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Price of transaction			€ 1,799,000			1,799,000
Gains (losses) on change in fair value of derivatives			€ 2,002,000			2,002,000
Electromaps, S.L [Member] | Major business combination [member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Par value per share | (per share)											$ 0.12	€ 0.12
Percentage of remaining voting equity interests acquired			49.00%
Percentage of voting equity interests acquired			100.00%
Payments to acquire business combination	€ 150,000	€ 150,000
Number of instruments or interests issued or issuable | shares											163,861	163,861
Kensington Acquisition Corp Two [Member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Net assets excluding subscription receivable						99,524,000			$ 115,244				€ 99,524,000	$ 115,244
Common stock shares subscription receivable value						95,860,000			111,000				95,860,000	$ 111,000
Net assets						195,384,000							195,384,000
Transaction Costs					72,172,000	72,172,000
Wallbox Chargers Business [Member] | At fair value [member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Net assets						€ 1,209,040,000			$ 1,400,000	$ 1,400,000			€ 1,209,040,000
Equity interest as a percentage of fair value of net assets						18.10%			18.10%				18.10%	18.10%
Fair value of shares exchanged						€ 267,556,000							€ 267,556,000
Wallbox [Member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Percentage of incremental costs directly attributable to equity issue						100.00%
Convertible debt one [member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Debt instrument face value								€ 25,880,000
Financial liabilities at amortised cost					25,880,000		25,880,000
Convertible debt two [member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Debt instrument face value					€ 7,000,000		€ 7,000,000
Borrowings interest rate					8.00%		8.00%	8.00%
Financial liabilities at amortised cost						€ 7,000,000
Convertible debt three [Member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Debt instrument face value					€ 27,550,000		€ 27,550,000
Borrowings interest rate					5.00%		5.00%
Financial liabilities at fair value through profit or loss															€ 27,550,000
Convertible debt one two and three [member] | Common stock class A [member] | Ordinary shares [member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Stock shares issued during the period conversion of convertible debt shares. | shares				147,443
Par value per share | $ / shares				$ 0.5